Other Information (Schedule Of Cash Flow, Supplemental Disclosures) (Details) (USD $)	0 Months Ended	12 Months Ended
	Feb. 22, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest paid on debt		$ 33,947,000	$ 11,881,000	$ 9,807,000
Interest received		815,000	60,000	290,000
Undrawn credit facility fee paid		1,813,000	2,311,000	2,400,000
Dividend reinvestment	4,361,000	13,039,000	7,700,000	7,132,000
Other long-term liabilities for vessels under construction		108,374,000	107,214,000	18,567,000
Series A Preferred Shares [Member]
Payments of Dividends		$ 30,295,000	$ 26,918,000	$ 14,464,000